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April 1, 2003
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Fund Profile

T. Rowe Price

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Summit Municipal
Money Market Fund
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Summit Municipal
Intermediate Fund
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Summit Municipal
Income Fund
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Municipal money market and bond funds for investors seeking tax-exempt income.

This profile summarizes key information about the funds that is included in the funds` prospectus. The funds` prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in each fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660, or by visiting our Web site at

troweprice.com.

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Fund Profile

What is each fund`s objective?

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Money Market Fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income exempt from federal income taxes.
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Intermediate Fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.
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Income Fund seeks a high level of income exempt from federal income taxes.
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What is each fund`s principal investment strategy?

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Money Market Fund  The fund, which is managed to provide a stable share price of $1.00, invests in high-quality municipal securities whose income is expected to be exempt from federal income taxes. All securities held by the fund will mature in 13 months or less. The fund`s weighted average maturity will not exceed 90 days, and its yield will fluctuate with changes in short-term interest rates.
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In selecting securities, fund managers may examine the relationships among yields on various types and maturities of money market securities in the context of their outlook for interest rates. For example, if we expect rates to fall, longer maturities, which typically have higher yields than shorter maturities, may be purchased to try to preserve the fund`s income level. Conversely, shorter maturities may be favored if rates are expected to rise.

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Intermediate Fund  This bond fund will invest primarily in investment-grade tax-exempt securities. There are no maturity limitations on individual securities, but the fund`s weighted average effective maturity will normally range between five and 10 years. Targeting effective maturity gives the fund manager additional flexibility. At least 90% of the fund`s portfolio will consist of investment-grade tax-exempt securities rated in the four highest credit categories (AAA, AA, A, BBB) by at least one national rating agency or the equivalent by T. Rowe Price when other ratings are not available. To enhance income, we may invest up to 10% of the fund`s total assets in below investment-grade bonds, known as "junk" bonds in the taxable market, including those with the lowest ratings. The fund`s income should be higher than the Money Market Fund`s, but its share price will vary.
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Within this broad structure, investment decisions reflect the manager`s outlook for interest rates and the economy as well as the prices and yields of various securities. For example, if we expect rates to fall, the manager may buy longer-term securities to provide higher yield and appreciation potential. And if, for instance, our economic outlook is positive, the manager may take advantage of the 10% "basket" for noninvestment-grade bonds.

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Fund Profile

A significant portion of each fund`s assets may be invested in securities subject to the alternative minimum tax.

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Income Fund  This bond fund will invest at least 65% of total assets in long-term, investment-grade, tax-exempt bonds rated from AAA to BBB by at least one national rating agency or rated the equivalent by T. Rowe Price if other ratings are not available. To enhance income, we may invest up to 20% of the fund`s total assets in noninvestment-grade "junk" bonds. We may buy securities of any maturity, and we expect the fund`s weighted average maturity to be 15 years or longer. The fund`s income should be higher than the Intermediate Fund`s, but its share price should fluctuate more.
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The fund manager decides to buy or sell different types of securities based on the same type of criteria that apply to the Intermediate Fund, except that the average maturities in this fund will be longer and the component of noninvestment-grade bonds may go as high as 20%.

Table 1  Differences Among Funds
Fund	Credit quality categories	Income	Expected share price fluctuation	Expected average maturity
Money Market	Two highest short term	Lower	Stable	90 days or less
Intermediate	Primarily four highest	Moderate	Moderate	5 to 10 years
Income	Primarily four highest	Highest	Highest	15+ years
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The Intermediate and Income Funds may use derivatives to manage exposure to interest rates.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio`s average maturity or quality, or to shift assets into higher-yielding securities.

Further information about each fund`s investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660.

What are the main risks of investing in the funds?

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Money Market Fund  Since money market funds are managed to maintain a constant $1.00 share price, they should have little risk of principal loss. However, there is no assurance the fund will avoid principal losses if fund holdings default or are downgraded or interest rates rise sharply in an unusually short period. In addition, the fund`s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
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Fund Profile

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other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
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Intermediate and Income Funds  These funds are subject to the usual risks of fixed-income investing:
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  Interest rate risk  This is the decline in bond prices that accompanies a rise in the overall level of interest rates. It is a major source of risk for investors in these two funds. Because shorter-term bond funds are less sensitive to interest rate increases or decreases than longer-term bond funds, price volatility for the Intermediate Fund is expected to be lower than for the Income Fund. However, by targeting effective maturity, the Intermediate Fund could experience greater volatility than if it focused on a stated maturity or maturity range. This is because when interest rates rise sharply, bonds that had been trading to their nearest call date (hence "effective maturity") can suddenly trade to their stated maturity date.
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  Credit risk  This is the chance that any of the fund`s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.

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  Investment-grade (AAA to BBB) securities generally have relatively low financial risk and a relatively high probability of future payment. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics. Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. Finally, adverse developments in a particular state could result in price declines for a fund with significant investments in that state.
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  Political risk  This is the chance that a significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals. Also, a municipal bond issuer can be adversely affected by changes in regulations. For example, hospital bonds have been hurt by changes in Medicare reimbursement rates, and utility bonds could be harmed by rate regulation.
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  Derivatives risk  To the extent the funds use futures, swaps, and other derivatives, they are exposed to additional volatility and potential losses.

  As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

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  Fund Profile

  The income level of the funds will fluctuate with changing market conditions and interest rate levels. The bond funds` share prices will also fluctuate; when you sell your shares, you may lose money. An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  How can I tell which fund is most appropriate for me?

  Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The funds can be used to generate income or to diversify a stock portfolio. The higher your tax bracket, the more likely tax-exempt securities are appropriate. (However, if you are subject to the alternative minimum tax (AMT), you may wish to check a fund`s AMT exposure.) If a Summit Municipal Fund`s tax-exempt yield is higher than the after-tax yield on a taxable bond or money fund, and you can meet the $25,000 minimum for initial purchases, the funds could be appropriate for you.

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  Use the table entitled Differences Among Funds, which summarizes each fund`s main characteristics, to help choose a fund (or funds) for your particular needs. For example, only the money fund is designed to provide principal stability, which makes it a good choice for you if the stability and accessibility of your investment are more important than the opportunity for higher income or total return. However, if you are investing for higher income and can tolerate some price fluctuation, you should consider a longer-term bond fund.
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  The funds are inappropriate for tax-deferred accounts, such as IRAs.

  The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.

  How has each fund performed in the past?

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  The bar charts showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.
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  The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

  In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the

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  Fund Profile

  post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

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  Fund Profile

  Table 2  Average Annual Total Returns (Continued)
	Periods ended 03/31/03
	1 year	5 years	Shorter of 10 years or since inception	Inception date
Money Market Fund	1.10%	2.64%	2.87%	10/29/93
Lipper Tax-Exempt Money Market Funds Average	0.77	2.34	2.62*
Intermediate Fund
Returns before taxes	8.58%	5.45%	5.78%	10/29/93
Returns after taxes on distributions	8.58	5.43	5.76
Returns after taxes on distributions and sale of fund shares	6.96	5.26	5.58
Lehman Brothers 7-Year Municipal Bond Index	10.56	6.08	5.86*
Lipper Intermediate Municipal Debt Funds Average	8.69	5.08	5.19*
Income Fund
Returns before taxes	9.30%	5.52%	6.22%	10/29/93
Returns after taxes on distributions	9.30	5.49	6.20
Returns after taxes on distributions and sale of fund shares	7.61	5.38	6.03
Lehman Brothers Municipal Bond Index	9.89	6.07	6.10*
Lipper General Municipal Debt Funds Average	8.30	4.57	4.94*
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  Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax and capital gains rates. They do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

  Money funds are not required to show after-tax returns.

  *Since 10/31/93.

  Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index that tracks debt obligations of the U.S. government with a maturity date of one to seven years.

  Lehman Brothers Municipal Bond Index is an unmanaged index that tracks municipal debt instruments.

  What fees or expenses will I pay?

  The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees. Each T. Rowe Price Summit Fund has a fee covering investment management and ordinary, recurring operating expenses (other than fees and expenses for the funds` independent directors). In contrast, most mutual funds have a fixed management fee plus a fee for operating expenses.

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  Fund Profile

  Table 3  Fees and Expenses of the Funds*
	Annual fund operating expenses (expenses that are deducted from fund assets)
Fund	Management fee	Other expenses	Total annual fund operating expenses

Money Market	0.45%	xd1	0.45%
Intermediate	0.50	xd1	0.50
Income	0.50	xd1	0.50
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  *Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.

  Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:

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Fund	1 year	3 years	5 years	10 years
Money Market	$46	$144	$252	$567
Intermediate	51	160	280	628
Income	51	160	280	628
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  Who manages the funds?

  The funds are managed by T. Rowe Price Associates, Inc. Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

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  Money Market Fund  Joseph K. Lynagh manages the fund day to day and has been chairman of its Investment Advisory Committee since 2001. He joined T. Rowe Price in 1991 and has worked as a municipal bond trader since 1994.
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  Intermediate Fund  Charles B. Hill manages the fund day to day and has been chairman of its Investment Advisory Committee since 1996. He joined T. Rowe Price in 1991 and has been managing investments since 1986.
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  Income Fund  Konstantine B. Mallas manages the fund day to day and has been chairman of its Investment Advisory Committee since 1999. He joined T. Rowe Price in 1987 and has been managing investments since 1991.
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  Fund Profile

  How can I purchase shares?

  Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.

  How can I sell shares?

  You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access ® or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.

  When will I receive income and capital gain distributions?

  Each fund distributes income monthly and net capital gains, if any, at year-end.Normally there are no capital gain distributions for money market funds.Although most income will not be subject to federal income tax, short-term gains are taxable at ordinary income rates and long-term gains are taxable at the current capital gains rate. Income from certain "private activity" bonds may be taxable for those investors subject to the alternative minimum tax (AMT). Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check.

  What services are available?

  A wide range, including but not limited to:

  retirement plans for individuals and large and small businesses;

  automated information and transaction services by telephone or computer;

  electronic transfers between fund and bank accounts;

  automatic investing and automatic exchange; and

  brokerage services, including cash management features.

  Fund Profile

  T. Rowe Price Associates, Inc.

  100 East Pratt Street

  Baltimore, MD 21202

  troweprice.com

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  RPS C10-035
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  T. Rowe Price Investment Services, Inc., Distributor.